Consolidated Statements of Changes in Equity - DKK (kr) kr in Millions	Issued capital [member]	Share premium [Member]	Translation reserves	Retained Earnings [Member]	Total
Balance at beginning of period at Dec. 31, 2019	kr 65	kr 11,755	kr 98	kr 2,130	kr 14,048
Net profit				4,758	4,758
Other comprehensive income			(44)		(44)
Total comprehensive income			(44)	4,758	4,714
Transactions with owners:
Exercise of warrants	1	139			140
Share-based compensation expenses				200	200
Net settlement of RSUs				(25)	(25)
Tax on items recognized directly in equity				44	44
Balance at end of period at Dec. 31, 2020	66	11,894	54	7,107	19,121
Net profit				3,008	3,008
Other comprehensive income			27		27
Total comprehensive income			27	3,008	3,035
Transactions with owners:
Exercise of warrants		135			135
Share-based compensation expenses				310	310
Net settlement of RSUs				(50)	(50)
Tax on items recognized directly in equity				92	92
Purchase of treasury shares				(447)	(447)
Balance at end of period at Dec. 31, 2021	66	12,029	81	10,020	22,196
Net profit				5,522	5,522
Other comprehensive income			17		17
Total comprehensive income			17	5,522	5,539
Transactions with owners:
Exercise of warrants		280			280
Share-based compensation expenses				439	439
Net settlement of RSUs				(88)	(88)
Tax on items recognized directly in equity				(17)	(17)
Purchase of treasury shares				(908)	(908)
Balance at end of period at Dec. 31, 2022	kr 66	kr 12,309	kr 98	kr 14,968	kr 27,441